Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of November 30, 2009

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)

U.S. Government and Agency Obligations (106.3%)
United States Treasury Bill	0.150%–0.290%	12/3/09	1,499,840	1,499,821
United States Treasury Bill	0.140%–0.346%	12/10/09	1,036,575	1,036,505
United States Treasury Bill	0.135%–0.290%	12/17/09	1,105,000	1,104,892
United States Treasury Bill	0.100%	12/24/09	1,100,000	1,099,930
United States Treasury Bill	0.101%–0.351%	12/31/09	669,913	669,800
United States Treasury Bill	0.075%–0.285%	1/7/10	870,000	869,810
United States Treasury Bill	0.070%	1/14/10	1,076,111	1,076,019
United States Treasury Bill	0.080%–0.285%	1/21/10	1,051,786	1,051,404
United States Treasury Bill	0.075%–0.275%	1/28/10	1,394,518	1,393,983
United States Treasury Bill	0.060%	2/4/10	1,069,000	1,068,884
United States Treasury Bill	0.065%–0.281%	2/11/10	1,912,000	1,911,484
United States Treasury Bill	0.065%–0.270%	2/18/10	2,390,230	2,389,657
United States Treasury Bill	0.040%–0.255%	2/25/10	1,810,000	1,809,591
United States Treasury Bill	0.060%–0.240%	3/4/10	1,840,000	1,839,487
United States Treasury Bill	0.225%	3/11/10	465,000	464,709
United States Treasury Bill	0.210%	3/18/10	780,000	779,513
United States Treasury Bill	0.190%	3/25/10	525,000	524,684
United States Treasury Bill	0.190%	4/1/10	390,000	389,751
United States Treasury Bill	0.150%	4/8/10	620,000	619,669
United States Treasury Bill	0.170%	4/22/10	900,000	899,397
United States Treasury Bill	0.185%	4/29/10	1,000,000	999,234
United States Treasury Bill	0.165%	5/13/10	387,000	386,711
United States Treasury Bill	0.140%	5/27/10	456,000	455,686
Total U.S. Goverment and Agency Obligations (Cost $24,340,621)				24,340,621
Other Assets and Liabilities-Net (-6.3%)				(1,436,911)
Net Assets (100%)				22,903,710

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.